Equity (Details) - ILS (₪)	Dec. 31, 2017	Dec. 31, 2016
Equity [abstract]
Number of ordinary shares, Registered	500,000,000	500,000,000
Number of ordinary shares, Issued and paid up	166,816,328	107,128,864
Amount in ordinary shares, Registered	₪ 15,000,000	₪ 15,000,000
Amount in ordinary shares, Issued and paid up	₪ 5,004,490	₪ 3,213,866